SHARE-BASED COMPENSATION - Summary of Share-Based Compensation Arrangements by Share-based Payment Award (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Number of options Outstanding	16,237,346
Number of options Granted	1,242,128
Number of options Exercised	(957,911)
Number of options Forfeited	(1,167,620)
Number of options Expired	(1,272,947)
Number of options Outstanding at End	14,080,996	16,237,346
Number of options Exercisable	9,060,946
Weighted- average exercise price,Outstanding	$ 5.55
Weighted- average exercise price Granted	4.3
Weighted- average exercise price Exercised	0.64
Weighted- average exercise price Forfeited	5.76
Weighted- average exercise price Expired	11.16
Weighted- average exercise price Outstanding at End	5.24	$ 5.55
Weighted- average exercise price Exercisable	$ 5.12
Weighted- average remaining contractual term Outstanding	6 years	6 years 11 months 12 days
Weighted- average remaining contractual term Outstanding at End	6 years	6 years 11 months 12 days
Weighted- average remaining contractual term Exercisable	5 years 9 months 25 days
Aggregate intrinsic value, Outstanding	$ 43,173
Aggregate intrinsic value, Exercised	3,570
Aggregate intrinsic value, Outstanding at End	19,724	$ 43,173
Aggregate intrinsic value Exercisable	$ 15,868